Inventories - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Classes of current inventories [abstract]
Write-down of inventories recognized as an expense	¥ 28,420	¥ 37,752	¥ 32,565